Stockholders Equity - Additional Information (Detail) (USD $)	1 Months Ended		12 Months Ended			1 Months Ended	12 Months Ended
	Oct. 31, 2012	Jun. 24, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 31, 2013 Common Stock Redemption	Dec. 31, 2012 Share Redemption Program	Dec. 31, 2012 Share Redemption Program If the Company maintains less than $0.8 million in a deposit account with the lender	Dec. 31, 2012 Share Redemption Program Stockholders who have owned their shares for at least four years	Dec. 31, 2012 Share Redemption Program Minimum	Dec. 31, 2012 Share Redemption Program Maximum
Stockholders Equity [Line Items]
Proceeds from initial public offering			$ 67,600,000
Maximum offering costs as percentage of gross offering proceeds			15.00%
Stock issuance and other offering costs			4,100,000	4,100,000	1,800,000
Stock distribution per share	$ 0.006666667	$ 0.000219178
Annualized rate of share	$ 0.08	$ 0.08
Common stock distributions declared			472,462	223,892	33,416
Redeemable shares percentage										25.00%	100.00%
Proceeds from public offering used for redemptions of shares							100,000
Maximum percentage of weighted average number of shares redeemable							5.00%
Percentage of redemption Price per share								92.50%	100.00%
Redemption of common stock, share			65,046
Redemption of common stock, value of share			600,000
Payment for redemptions of common stock						$ 500,000